ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Statements of Operations) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net revenue	$ 2,481,781,084	¥ 16,076,481,503	¥ 9,978,528,648	¥ 7,078,838,515
Cost of revenues	(1,977,010,776)	(12,806,680,403)	(7,738,488,461)	(5,641,487,108)
Gross profit	504,770,308	3,269,801,100	2,240,040,187	1,437,351,407
Total operating expenses	(301,252,816)	(1,951,455,487)	(1,308,428,152)	(791,806,015)
Income from operations	$ 203,517,492	¥ 1,318,345,613	931,612,035	¥ 645,545,392
Convertible senior notes issuance costs			(26,052,881)
Share of income from subsidiaries and affiliates	$ 2,110,147	¥ 13,669,112	9,549,289	¥ (25,614,963)
Interest (income)/expense, net	(59,579,207)	(385,942,186)	(287,667,652)	(223,376,902)
Exchange gain/(loss)	(18,174,647)	(117,731,731)	(147,057,916)	(38,468,031)
Income tax expenses	(17,268,770)	(111,863,639)	134,334,023	(18,532,376)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 105,553,048	¥ 683,751,534	¥ 673,025,055	¥ 188,011,825
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenue
Cost of revenues
Gross profit
Total operating expenses	$ (1,851,399)	¥ (11,992,992)	¥ (12,422,770)	¥ (4,286,844)
Income from operations	$ (1,851,399)	¥ (11,992,992)	(12,422,770)	¥ (4,286,844)
Convertible senior notes issuance costs			(26,052,881)
Share of income from subsidiaries and affiliates	$ 106,844,495	¥ 692,117,271	610,091,593	¥ 437,886,531
Interest (income)/expense, net	4,080,744	26,434,242	27,261,325	(30,526,093)
Exchange gain/(loss)	(1,271,386)	(8,235,787)	10,046,144	(2,155,196)
Change in fair value of convertible senior notes and capped call option	(2,249,406)	(14,571,200)	64,101,644	(212,906,573)
Income before income taxes	$ 105,553,048	¥ 683,751,534	¥ 673,025,055	¥ 188,011,825
Income tax expenses
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 105,553,048	¥ 683,751,534	¥ 673,025,055	¥ 188,011,825